UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  James F. Volk
                               c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                   DATE OF REPORTING PERIOD: JANUARY 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND                                     FMA SMALL COMPANY PORTFOLIO
                                                                   JANUARY 31, 2006 (UNAUDITED)
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 94.2%
-----------------------------------------------------------------------------------------------
                                                                   SHARES           VALUE
                                                              ---------------  ----------------

AEROSPACE & DEFENSE -- 3.0%
    Moog, Cl A* ..............................................         74,100  $     2,483,091
    Woodward Governor ........................................         28,914        2,704,905
                                                                               ----------------
                                                                                     5,187,996
                                                                               ----------------
APPAREL/TEXTILES -- 1.6%
    Wolverine World Wide .....................................        116,300        2,797,015
                                                                               ----------------
BANKS -- 7.2%
    East West Bancorp ........................................         74,700        2,757,177
    Hanmi Financial ..........................................        131,468        2,496,577
    Placer Sierra Bancshares .................................        104,800        2,791,872
    Prosperity Bancshares ....................................         84,700        2,467,311
    Provident Bankshares .....................................         52,900        1,943,017
                                                                               ----------------
                                                                                    12,455,954
                                                                               ----------------
BUILDING & CONSTRUCTION -- 1.7%
    URS* .....................................................         69,700        2,981,766
                                                                               ----------------
BUILDING & CONSTRUCTION SUPPLIES -- 1.5%
    Interline Brands* ........................................        102,700        2,608,580
                                                                               ----------------
BUSINESS SERVICES -- 6.2%
    ABM Industries ...........................................        155,800        2,977,338
    Chemed ...................................................         45,600        2,424,096
    Gevity HR ................................................         98,550        2,705,197
    ProQuest* ................................................         87,300        2,597,175
                                                                               ----------------
                                                                                    10,703,806
                                                                               ----------------
COMMUNICATIONS EQUIPMENT -- 1.6%
    CommScope* ...............................................        118,600        2,622,246
                                                                               ----------------
COMMUNICATIONS TECHNOLOGY -- 1.6%
    Anixter International ....................................         58,600        2,712,594
                                                                               ----------------
COMPUTER SOFTWARE -- 3.2%
    MRO Software* ............................................        168,604        2,586,385
    SRA International, Cl A* .................................         90,500        2,874,280
                                                                               ----------------
                                                                                     5,460,655
                                                                               ----------------
CONSUMER PRODUCTS -- 1.3%
    Jarden* ..................................................         93,950        2,314,928
                                                                               ----------------
DATA PROCESSING -- 3.9%
    Jack Henry & Associates ..................................        166,700        3,412,349
    Kronos* ..................................................         85,855        3,374,102
                                                                               ----------------
                                                                                     6,786,451
                                                                               ----------------
ELECTRICAL TECHNOLOGY -- 4.2%
    Coherent* ................................................         55,500        1,718,280
    Flir Systems* ............................................        124,500        2,950,650
    Rogers* ..................................................         54,300        2,558,073
                                                                               ----------------
                                                                                     7,227,003
                                                                               ----------------
ENERGY EQUIPMENT & SERVICES -- 3.2%
    Oceaneering International* ...............................         46,400        2,756,624



THE ADVISORS' INNER CIRCLE FUND                                     FMA SMALL COMPANY PORTFOLIO
                                                                   JANUARY 31, 2006 (UNAUDITED)
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
-----------------------------------------------------------------------------------------------
                                                                   SHARES           VALUE
                                                              ---------------  ----------------
ENERGY EQUIPMENT & SERVICES -- CONTINUED
    W-H Energy Services* .....................................         55,600  $     2,684,368
                                                                               ----------------
                                                                                     5,440,992
                                                                               ----------------
FOOD & BEVERAGE -- 4.1%
    Hain Celestial Group* ....................................        113,182        2,638,272
    J&J Snack Foods +.........................................         62,720        1,899,162
    Ralcorp Holdings* ........................................         62,200        2,444,460
                                                                               ----------------
                                                                                     6,981,894
                                                                               ----------------
GAS UTILITIES -- 3.3%
    New Jersey Resources .....................................         64,500        2,931,525
    Northwest Natural Gas ....................................         78,700        2,800,933
                                                                               ----------------
                                                                                     5,732,458
                                                                               ----------------
HEALTHCARE -- 3.2%
    Healthways* ..............................................         56,400        2,519,952
    Integra LifeSciences Holdings* ...........................         78,100        3,045,900
                                                                               ----------------
                                                                                     5,565,852
                                                                               ----------------
INDUSTRIAL -- 3.1%
    Actuant, Cl A ............................................         46,100        2,639,225
    Franklin Electric ........................................         59,479        2,676,555
                                                                               ----------------
                                                                                     5,315,780
                                                                               ----------------
INSURANCE -- 7.3%
    Delphi Financial Group, Cl A .............................         68,800        3,279,008
    Philadelphia Consolidated Holding* .......................         21,200        2,059,580
    ProAssurance* ............................................         51,000        2,610,690
    Universal American Financial* ............................        172,000        2,832,840
    USI Holdings* ............................................        121,600        1,712,128
                                                                               ----------------
                                                                                    12,494,246
                                                                               ----------------
LEASING & RENTING -- 0.9%
    Williams Scotsman International* .........................         76,300        1,468,775
                                                                               ----------------
MACHINERY -- 2.5%
    Astec Industries* ........................................         68,500        2,633,825
    Bucyrus International, Cl A ..............................         27,943        1,709,832
                                                                               ----------------
                                                                                     4,343,657
                                                                               ----------------
MATERIALS & PROCESSING -- 1.5%
    Clarcor ..................................................         75,000        2,556,000
                                                                               ----------------
MEDICAL PRODUCTS & SERVICES -- 7.1%
    Arrow International ......................................         82,500        2,640,000
    Haemonetics* .............................................         68,000        3,536,000
    Kensey Nash* .............................................        107,272        2,618,510
    PolyMedica ...............................................         86,600        3,439,752
                                                                               ----------------
                                                                                    12,234,262
                                                                               ----------------
OIL & GAS -- 1.4%
    Energy Partners* .........................................         84,800        2,380,336
                                                                               ----------------
REAL ESTATE INVESTMENT TRUSTS -- 8.2%
    EastGroup Properties .....................................         58,900        2,781,258
    Equity Inns ..............................................        161,500        2,551,700
    Home Properties ..........................................         74,900        3,435,663



THE ADVISORS' INNER CIRCLE FUND                                     FMA SMALL COMPANY PORTFOLIO
                                                                   JANUARY 31, 2006 (UNAUDITED)
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
-----------------------------------------------------------------------------------------------
                                                                   SHARES           VALUE
                                                              ---------------  ----------------
REAL ESTATE INVESTMENT TRUSTS -- CONTINUED
    Pennsylvania Real Estate Investment Trust ................         87,200  $     3,545,552
    U-Store-It Trust .........................................         82,800        1,770,264
                                                                               ----------------
                                                                                    14,084,437
                                                                               ----------------
RETAIL -- 1.5%
    Tuesday Morning ..........................................        120,300        2,559,984
                                                                               ----------------
SEMI CONDUCTORS -- 1.0%
    Microsemi* ...............................................         57,518        1,750,848
                                                                               ----------------
TELECOMMUNICATION SERVICES -- 1.4%
    j2 Global Communications* ................................         51,200        2,444,800
                                                                               ----------------
TRANSPORTATION SERVICES -- 3.2%
    Aviall* ..................................................         83,200        2,875,392
    Wright Express* ..........................................        100,400        2,554,176
                                                                               ----------------
                                                                                     5,429,568
                                                                               ----------------
UTILITIES -- 1.4%
    Consolidated Communications Holdings .....................        196,500        2,489,655
                                                                               ----------------
UTILITIES - ELECTRICAL -- 1.4%
    PNM Resources ............................................         97,500        2,395,575
                                                                               ----------------
WHOLESALE -- 1.5%
    WESCO International* .....................................         52,100        2,497,153
                                                                               ----------------
    TOTAL COMMON STOCK
       (Cost $145,423,891)....................................                     162,025,276
                                                                               ----------------
-----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 4.0%
-----------------------------------------------------------------------------------------------
    HighMark U.S. Government Money Market Fund, 3.920% (A)
       (Cost $6,780,768) .....................................      6,780,768        6,780,768
                                                                               ----------------
    TOTAL INVESTMENTS -- 98.2%
       (Cost $152,204,659)++..................................                 $   168,806,044
                                                                               ================

    PERCENTAGES ARE BASED ON NET ASSETS OF $171,970,689.
*   NON-INCOME PRODUCING SECURITY
+ SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITIES AS OF JANUARY 31, 2006 WAS $1,899,162 AND REPRESENTS 1.10% OF NET ASSETS.
(A) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2006.
CL -- CLASS

++ AT JANUARY 31, 2006, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $152,204,659 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $19,599,044 AND $(2,997,659) RESPECTIVELY.

    FOR INFORMATION REGARDING THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

FMA-QH-001-0400

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)*                    /s/ James F. Volk
                                             ----------------------
                                             James F. Volk
                                             President


Date: March 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             ----------------------
                                             James F. Volk
                                             President


Date: March 21, 2006

By (Signature and Title)*                    /s/ Michael Lawson
                                             -----------------------
                                             Michael Lawson
                                             Controller & CFO


Date: March 21, 2006

* Print the name and title of each signing officer under his or her signature.